STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.  STOCK-BASED COMPENSATION

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from $1.53 to $1,072.53.

2006 Novelos Stock Option Plan.   Following the Acquisition, option grants to directors and employees are made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  A total of 10,000,000 shares of common stock are authorized for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of December 31, 2012, there are an aggregate of 3,669,562 shares available for future grants under the Plan.

Accounting for Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model to calculate the grant-date fair value of stock option awards. The resulting compensation expense, net of expected forfeitures, for non-performance based awards is recognized on a straight-line basis over the service period of the award, which is generally three years for stock options. For stock options with performance-based vesting provisions, recognition of compensation expense, net of expected forfeitures, commences if and when the achievement of the performance criteria is deemed probable. The compensation expense, net of expected forfeitures, for performance-based stock options is recognized over the relevant performance period. Evaluation of the probability of meeting performance targets is evaluated at the end of each reporting period. Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	2012	2011	2012
Employee and director stock option grants:
Research and development	$319,703	$190,172	$808,261
General and administrative	1,010,605	570,884	3,158,792
	1,330,308	761,056	3,967,053
Non-employee consultant stock option grants:
Research and development	79,879	36,157	116,036
General and administrative	93,110	110,247	275,081
	172,989	146,404	391,117

Total stock-based compensation	$1,503,297	$907,460	$4,358,170

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of $4,494 was recorded in connection with the modification.

During the years ended December 31, 2012 and 2011, the Company granted options to purchase 167,550 and 670,200 shares of common stock pursuant to performance-based awards to an employee, respectively. No compensation expense was recognized related to the performance-based awards as the Company did not determine that achievement of the milestones was probable. The milestones related to the 2011 performance-based awards were not met and the awards expired during 2011 and 2012. As of December 31, 2012, the 2012 award was outstanding; however the award expired in January 2013 when the milestones were not met.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. The Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.   Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2012 and 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition. Additionally, the majority of the 2012 and 2011 forfeitures were related to unmet milestones on performance-based options that are not representative of the expected future forfeiture rates for the Company’s service-based awards. This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Volatility	109% -115%	110% -115%
Risk-free interest rate	0.7% - 0.925%	0.89% – 3.17%
Expected life (years)	5.06 - 6.25	5.5 – 6.25
Dividend	0%	0%
Weighted-average exercise price	$0.75	$1.16
Weighted-average grant-date fair value	$0.62	$0.98

Stock Option Activity

A summary of stock option activity is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	1,013,583	$2.36
Canceled	(222,547)	$2.63
Forfeited	(21,847)	$2.91
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	5,226,500	$1.16
Canceled	(9,992)	$115.16
Forfeited	(438,029)	$2.44
Outstanding at December 31, 2011	4,827,638	$1.82
Granted	1,956,650	$0.75
Canceled	(1,666)	$0.45
Forfeited	(343,434)	$1.38
Outstanding at December 31, 2012	6,439,188	$1.52

Vested, December 31, 2012	2,352,974	$2.63	8.47	$161,799
Unvested, December 31, 2012	4,086,214	$0.88	9.26	$258,730
Exercisable at December 31, 2012	2,352,974	$2.63	8.47	$161,799

Exercise prices for all grants made during the twelve months ended December 31, 2012 and 2011 were equal to the market value of the Company’s common stock on the date of grant. The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per-share fair value of common stock at the end of the respective period and the exercise price of the underlying options. At December 31, 2011, the estimated fair-market value of common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012, December 31, 2011 and for the period from November 7, 2002 to December 31, 2012 was $0.62, $0.98 and $1.12, respectively.  The total fair value of shares vested during December 31, 2012 and 2011 and for the period November 7, 2002 to December 31, 2012 was $1,549,300, $756,400 and $4,355,700, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2012 was $1.01 and $0.73, respectively. The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2011 was $1.31 and $0.89, respectively.

As of December 31, 2012, there was $2,733,590 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize $1,447,269, $876,455, $360,039 and $49,827 during 2013, 2014, 2015 and 2016, respectively.  The Company expects 3,918,664 in unvested options, excluding performance-based awards, to vest in the future.